Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Summary of property, equipment and software
Gross book value		¥ 3,210,461			¥ 3,822,772
Less: accumulated depreciation		(1,118,415)			(1,403,262)
Net book value		2,092,046		$ 348,482	2,419,510
Depreciation expense	¥ 312,900	178,900	¥ 172,400
Building and Decoration
Summary of property, equipment and software
Gross book value		666,685			1,207,607
Leasehold improvements
Summary of property, equipment and software
Gross book value		24,691			39,880
Furniture, fixtures and office equipment
Summary of property, equipment and software
Gross book value		68,984			104,779
Vehicles
Summary of property, equipment and software
Gross book value		40,997			52,396
Servers and computers
Summary of property, equipment and software
Gross book value		1,268,028			1,700,463
Software
Summary of property, equipment and software
Gross book value		49,633			54,273
Construction in progress
Summary of property, equipment and software
Gross book value		1,091,443			663,374
Construction in progress | Hangzhou, Zhoushan, Guangzhou and Ningbo
Summary of property, equipment and software
Gross book value		¥ 1,075,000			¥ 642,400